ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) - Components of and Changes in Accumulated Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	$ 6,155	$ 1,685	$ 1,345
Other comprehensive income (loss) before reclassifications	356	373	(553)
Amounts reclassified to (from) net income	59	127	(21)
Deferred income tax benefit (expense)	(91)	(97)	84
Ending balance	13,076	6,155	1,685
Total
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(120)	(523)	(33)
Ending balance	204	(120)	(523)
Change in Net Unrealized Investment Gains (Losses)
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(438)	(1,017)	36
Other comprehensive income (loss) before reclassifications	552	616	(1,303)
Amounts reclassified to (from) net income	(7)	127	(21)
Deferred income tax benefit (expense)	(119)	(164)	271
Ending balance	(12)	(438)	(1,017)
Change in Discount Rate for Future Policy Benefits
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	239	507	(63)
Other comprehensive income (loss) before reclassifications	149	(353)	751
Amounts reclassified to (from) net income	0	0	0
Deferred income tax benefit (expense)	(26)	85	(181)
Ending balance	362	239	507
Change in Instrument-Specific Credit Risk for Market Risk Benefits
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(15)	(7)	(1)
Other comprehensive income (loss) before reclassifications	(290)	(13)	0
Amounts reclassified to (from) net income	66	0	0
Deferred income tax benefit (expense)	50	5	(6)
Ending balance	(189)	(15)	(7)
Defined Benefit Pension Plan Adjustment
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	85	0	0
Other comprehensive income (loss) before reclassifications	24	108	0
Amounts reclassified to (from) net income	0	0	0
Deferred income tax benefit (expense)	(5)	(23)	0
Ending balance	104	85	0
Foreign Currency Translation
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	9	(6)	(5)
Other comprehensive income (loss) before reclassifications	(79)	15	0
Amounts reclassified to (from) net income	0	0	0
Deferred income tax benefit (expense)	9	0	0
Ending balance	$ (61)	$ 9	$ (6)